[SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]

                                                    1275 Pennsylvania Avenue, NW
                                                     Washington, D.C. 20004-2415
                                                   202.383.0100 fax 202.637.3593
                                                              www.sutherland.com
                                   ATLANTA AUSTIN HOUSTON NEW YORK WASHINGTON DC

W. THOMAS CONNER
DIRECT LINE: 202.383.0590
INTERNET: thomas.conner@sutherland.com

October 13, 2011

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:    Post Effective Amendment No. 4
       MetLife Investors USA Insurance Company
       MetLife Investors USA Separate Account A
       File No. 333-158514 (MetLife Simple Solutions)

Commissioners:

On behalf of MetLife Investors USA Insurance Company (the "Company) and MetLife Investors USA Separate Account A (the "Account"), we have attached for filing under the Securities Act of 1933, as amended (the "Securities Act"), Post-Effective Amendment No. 4 (the "Amendment") to the Account's registration statement on Form N-4 for certain variable annuity contracts (the "Contracts") issued through the Account.

This Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act to add new disclosure to the prospectus describing an increase in fees for the lifetime withdrawal guarantee benefit, to revise the "red herring" legend on the cover page, and to correct a typographical error in the prospectus disclosure under the subheading "Accumulation Units." The Amendment also carries forward new disclosure from a prior post-effective amendment filed pursuant to Rule 485(a)(1), which the filing of this Amendment supercedes, that describes changes to the lifetime withdrawal benefit, the investment portfolios available under the Contracts and the investment restrictions that apply under the Contracts.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 383-0590.

Sincerely,

/s/ W. Thomas Conner
----------------------------
W. Thomas Conner

Attachment
cc:   John B. Towers, Esq.
      Michele H. Abate, Esq.
      Patrice M. Pitts, Esq.